Expense Example - Equity Series	Mar. 01, 2021 USD ($)
CLASS S
Expense Example:
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
CLASS W
Expense Example:
Expense Example, with Redemption, 1 Year	5
Expense Example, with Redemption, 3 Years	16
Expense Example, with Redemption, 5 Years	28
Expense Example, with Redemption, 10 Years	$ 64